Report of the directors financial review risk report - Movement in impairment allowances on loans and advances to customers and banks (Details) - Impairment allowances $ in Billions	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At the beginning of the period	$ 12.2
At the end of the period	$ 11.6